SEGMENT AND GEOGRAPHICAL CONCENTRATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area
The following table represents total revenue by geographic area, based on the location of the customer:

	Nine Months Ended September 30,
	2013	2014
United States	$83,091	$97,371
International	31,884	39,992
Total	$114,975	$137,363

The following table represents total revenue by geographic area, based on the location of the customer:

	Year Ended December 31,
	2011	2012	2013
United States	$88,820	$99,845	$111,772
International	29,185	35,300	45,812
Total	$118,005	$135,145	$157,584

Schedule of Revenue by Products

	Nine Months Ended September 30,
	2013	2014
Complex spine	$35,111	$40,375
Minimally invasive	13,945	15,138
Degenerative	34,035	41,858
	83,091	97,371
International	31,884	39,992
Total	$114,975	$137,363

The following table represents revenue by product category.

	Year Ended December 31,
	2011	2012	2013
Complex spine	$36,198	$37,792	$40,505
Minimally invasive	16,420	21,671	24,340
Degenerative	36,202	40,382	46,927
	88,820	99,845	111,772
International	29,185	35,300	45,812
Total	$118,005	$135,145	$157,584

Schedule of Long-lived Assets by Geographic Areas
The following table represents long-lived assets (1) by geographic area:

	December 31,
	2012	2013
United States	$10,040	$15,454
International	1,638	2,795
Total	$11,678	$18,249

(1)	Long-lived assets includes property and equipment and surgical instruments included in other assets.